Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 17, 2011
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 17, 2011
Prospectus Date	rr_ProspectusDate	Aug 31, 2011

PowerShares Zacks Micro Cap Portfolio (Prospectus Summary): | PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Micro Cap Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 17, 2011 TO THE PROSPECTUS
DATED AUGUST 31, 2011 OF:

PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Zacks Micro Cap Portfolio

The following replaces the table under "Average Annual Total Returns for the Periods Ended December 31, 2010" on page 17 of the prospectus for the PowerShares Zacks Micro Cap Portfolio:

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-5 10/17/11

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Zacks Micro Cap Portfolio	Return Before Taxes	23.03%	(3.88%)	(3.16%)	Aug 18, 2005
After Taxes on Distributions PowerShares Zacks Micro Cap Portfolio	Return After Taxes on Distributions	22.72%	(4.14%)	(3.41%)	Aug 18, 2005
After Taxes on Distributions and Sales PowerShares Zacks Micro Cap Portfolio	Return After Taxes on Distributions and Sale of Fund Shares	14.95%	(3.40%)	(2.80%)	Aug 18, 2005
S&P 500 ® Index PowerShares Zacks Micro Cap Portfolio	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.70%	Aug 18, 2005
Russell Microcap ® Index PowerShares Zacks Micro Cap Portfolio	Russell Microcap ® Index (reflects no deduction for fees, expenses or taxes)	28.89%	1.18%	1.43%	Aug 18, 2005
Dow Jones Micro Cap Index PowerShares Zacks Micro Cap Portfolio	Dow Jones Micro Cap Index (reflects no deduction for fees, expenses or taxes)	26.43%	2.70%	3.13%	Aug 18, 2005
Zacks Micro Cap Index TM PowerShares Zacks Micro Cap Portfolio	Zacks Micro Cap Index TM (reflects no deduction for fees, expenses or taxes)	22.71%	(4.39%)	(3.36%)	Aug 18, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares Zacks Micro Cap Portfolio (Prospectus Summary): | PowerShares Zacks Micro Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Zacks Micro Cap Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 17, 2011 TO THE PROSPECTUS
DATED AUGUST 31, 2011 OF:

PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Zacks Micro Cap Portfolio

The following replaces the table under "Average Annual Total Returns for the Periods Ended December 31, 2010" on page 17 of the prospectus for the PowerShares Zacks Micro Cap Portfolio:

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-5 10/17/11

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Zacks Micro Cap Portfolio | PowerShares Zacks Micro Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZI
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.88%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.16%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.40%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.80%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.41%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio | Russell Microcap ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Microcap ® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio | Dow Jones Micro Cap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Micro Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio | Zacks Micro Cap Index TM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Zacks Micro Cap Index TM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.36%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2005